Fair Value Measurements (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Bitcoin
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 91